Other Noncurrent Assets	12 Months Ended
Dec. 31, 2011
Other Noncurrent Assets [Abstract]
Other Noncurrent Assets

7. Other noncurrent assets

Other noncurrent assets which are amortized over the periods for which benefits are expected to be realized include the following as of December 31:

	2011	2010
Deferred transaction expenses	$—	$870
Loan origination fees, net	160	338
Deposits	613	412
Deferred emissions certifications, net	329	523
Other	349	162

	$1,451	$2,305

Deferred transaction expenses at December 31, 2010 primarily consisted of professional and consulting fees incurred in connection with the Reverse Recapitalization and the Private Placement completed on April 29, 2011, as described in Note 3, "Reverse recapitalization of The W Group, private placement, reverse split and migratory merger."

Loan origination fees included in other noncurrent assets as of December 31, 2011 and 2010, represent the noncurrent portion of unamortized loan fees associated with the Harris Agreement and the Prior Credit Agreement (each as defined and described under Note 9, "Line of credit"), respectively. The total unamortized loan origination fees were $279,000 and $558,000 as of December 31, 2011 and 2010, respectively, the current portion of which is classified in "Prepaid and other" on the balance sheet. As described in Note 9, "Line of credit", and Note 10, "Long-term debt", the Company repaid its debt obligations under the Prior Credit Agreement effective April 29, 2011. Accordingly, the Company recognized a loss on debt extinguishment of $485,000 during the quarter ended June 30, 2011, related to the remaining unamortized loan fees associated with the Prior Credit Agreement. Amortization expense related to loan origination fees and classified as interest expense was $153,000, $230,000 and $502,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Deposits at December 31, 2011, and 2010, primarily consisted of security deposits related to operating leases. Deposits are classified as other noncurrent assets on the balance sheet.

The non-current portion of deferred emissions certifications as of December 31, 2011 and 2010 was $329,000 and 523,000, respectively. The Company is required to certify that certain engines sold comply with various emissions laws in accordance with regulations issued by the EPA and the CARB. Once issued, the emissions certifications for these engines are typically valid for periods of three to five years. The non-current portion of the costs of obtaining the emissions certificates are classified as other noncurrent assets with the amount expected to be amortized in the next year classified as a prepaid expense. Emissions certification costs are recognized as an operating expense over the estimated certification period of the respective emission certification.